INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 3,566	$ 2,070
Work in process	1,134	9
Finished goods and spare parts	37,976	15,547
Total	$ 42,676	$ 17,626